UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA PRECIOUS METALS AND MINERALS FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                      USAA PRECIOUS METALS
                            and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                      3rd Quarter Portfolio of Investments

    FEBRUARY 28, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (95.5%)

               STOCKS (95.4%)
               ---------------
               GOLD (78.9%)

               AFRICAN GOLD COMPANIES (3.9%)
    90,000     AngloGold Ashanti Ltd. ADR(d)                                                  $  3,237
   760,000     Gold Fields Ltd. ADR(d)                                                           9,181
                                                                                              --------
                                                                                                12,418
                                                                                              --------
               AUSTRALIAN GOLD COMPANIES (7.1%)
    70,000     Kingsgate Consolidated Ltd.                                                         124
 1,400,000     Newcrest Mining Ltd.                                                             19,162
 2,000,000     Sino Gold Ltd.*(d)                                                                3,333
 1,375,000     Sons of Gwalia Ltd. (acquired 3/07/2002-7/07/2004; cost $4,272)*(a,b)                 -
                                                                                              --------
                                                                                                22,619
                                                                                              --------
               EUROPEAN GOLD COMPANIES (3.8%)
   900,000     Randgold Resources Ltd. ADR*(d)                                                  12,321
                                                                                              --------
               NORTH AMERICAN GOLD COMPANIES (60.5%)
 1,000,000     Agnico-Eagle Mines Ltd.                                                          14,470
 3,000,000     American Bonanza Gold Mining Corp.*                                                 390
   650,000     Barrick Gold Corp.                                                               16,185
 2,200,000     Bema Gold Corp.*(d)                                                               6,534
 3,100,000     Cambior, Inc.*                                                                    7,905
   135,000     Centerra Gold, Inc.*                                                              2,180
   960,000     Desert Sun Mining Corp.*                                                          1,824
 3,100,000     Eldorado Gold Corp.*                                                              9,564
   380,000     Freeport-McMoRan Copper & Gold, Inc. "B"                                         15,892
   500,000     Gabriel Resources Ltd.*                                                             771
   950,000     Gammon Lake Resources, Inc.*                                                      5,476
   980,000     Glamis Gold Ltd.*(d)                                                             17,052
   900,000     Glencairn Gold Corp.*                                                               438
 1,250,000     Goldcorp, Inc.                                                                   16,775
 2,100,000     Golden Star Resources Ltd.*                                                       6,006
 1,000,000     Hecla Mining Co.*                                                                 5,640
   700,000     Kinross Gold Corp.*                                                               4,648
   500,000     Meridian Gold, Inc.*                                                              9,675
   620,000     Metallic Ventures Gold, Inc.*                                                       866
   600,000     Mexgold Resources, Inc.*                                                          1,262
   500,000     Minefinders Corp. Ltd.*                                                           3,610
   450,000     Nevsun Resources Ltd.*                                                            1,059
   350,000     Newmont Mining Corp.                                                             15,757
   900,000     Northgate Minerals Ltd.*                                                          1,491
   800,000     Placer Dome, Inc.                                                                13,832
   250,000     QGX Ltd.*                                                                           613
   233,480     Royal Gold, Inc.(d)                                                               4,116
 1,000,000     Wolfden Resources, Inc.*                                                          2,841
 2,200,000     Yamana Gold, Inc.*                                                                7,251
                                                                                              --------
                                                                                               194,123
                                                                                              --------
               SOUTH AMERICAN GOLD COMPANIES (3.6%)
   500,000     Compania de Minas Buenaventura S.A. ADR                                          11,580
                                                                                              --------
               Total gold (cost: $174,625)                                                     253,061
                                                                                              --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               DIAMONDS (4.2%)

   400,000     Aber Diamond Corp. (cost: $6,635)                                              $ 13,412
                                                                                              --------

               PLATINUM GROUP METALS (10.3%)

   360,000     Anglo American Platinum Corp.                                                    14,292
    50,000     Anglo American Platinum Corp., 6.38% Convertible Cumulative Preferred             1,037
   200,000     Impala Platinum Holdings Ltd.                                                    17,641
                                                                                              --------
               Total platinum group metals (cost: $24,046)                                      32,970
                                                                                              --------

               BASE METALS (2.0%)

   800,000     Ivanhoe Mines Ltd.* (cost: $1,885)                                                6,319
                                                                                              --------
               Total stocks (cost: $207,191)                                                   305,762
                                                                                              --------

               WARRANTS (0.1%)
               ---------------
               NORTH AMERICAN GOLD COMPANIES

 1,500,000     American Bonanza Gold Mining (acquired 11/10/2003; cost $0)*(a,b)                     -
   250,000     Desert Sun Mining Corp. (acquired 7/14/2003; cost $0)*(a,b)                         203
    38,500     Desert Sun Mining Corp.*                                                             32
 1,350,000     Glencairn Gold Corp.*                                                               192
    60,000     Metallic Ventures Gold, Inc.*                                                         7
   332,500     Mexgold Resources, Inc. (acquired 2/18/2004; cost $199)*(a,b)                        24
                                                                                              --------
               Total warrants (cost: $466)                                                         458
                                                                                              --------
               Total equity securities (cost: $207,657)                                        306,220
                                                                                              --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               MONEY MARKET INSTRUMENTS (4.3%)

               COMMERCIAL PAPER
    $5,000     Countrywide Home Loans, Inc., 2.58%, 3/02/2005                                    5,000
     8,681     Countrywide Home Loans, Inc., 2.63%, 3/01/2005                                    8,681
                                                                                              --------
               Total money market instruments (cost: $13,681)                                   13,681
                                                                                              --------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (6.7%)(c)

               REPURCHASE AGREEMENTS (6.5%)(f)
     7,700     CS First Boston LLC, 2.62%, acquired on 2/28/2005 and due 3/01/2005 at $7,700 (collateralized by $7,940 of Freddie Mac Discount Notes(g),
                  3.02%(h), due 7/12/2005; market value $7,854)                                  7,700
     5,000     Deutsche Bank Securities, Inc., 2.62%, acquired on 2/28/2005 and due
                  3/01/2005 at $5,000 (collateralized by $5,194 of Freddie Mac Bonds(g),
                  4.00% - 5.00%, due 6/15/2018 - 11/15/2031; market value $5,100)                5,000
     8,000     Lehman Brothers, Inc., 2.60%, acquired on 2/28/2005 and due
                  3/01/2005 at $8,000 (collateralized by $6,915 of Freddie Mac Notes(g),
                  3.78% - 4.24%(h), due 10/15/2006 - 7/15/2009; $3,479 of FICO STRIPS(g),
                  2.85% - 5.17%(h), due 6/06/2005 - 8/03/2018; and $50 of Tennessee
                  Valley Authority STRIPS(g), 5.14%(h), due 11/01/2017; combined market
                  value $8,162)                                                                  8,000
                                                                                              --------
                                                                                                20,700
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.2%)(e)
    798,114    AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.42%                   $    798
     11,895    Merrill Lynch Premier Institutional Fund, 2.35%                                      12
                                                                                              --------
                                                                                                   810
                                                                                              --------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $21,510)                                             21,510
                                                                                              --------
               TOTAL INVESTMENTS (COST: $242,848)                                             $341,411
                                                                                              ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $105,634,000 and $7,071,000, respectively, resulting in net unrealized appreciation of $98,563,000.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 28, 2005 (UNAUDITED)

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $320,636,000 at February 28, 2005, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Trust's Board of Trustees.

         (b) Security was fair valued at February 28, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (c) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (d) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $19,833,000.

         (e) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

         (f) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (h) Zero-coupon security. Rate represents the effective yield at date of purchase.

         * Non-income-producing security for the 12 months preceding February 28, 2005.

6

 N O T E S
==========----------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48478-0405                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.